DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 33,123	$ 2,679
Liability Derivatives - Fair Value	1,313	10,364
Gain (loss) on derivatives	39,968	30,465	$ (17,450)
Interest rate swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	32,858	2,608
Liability Derivatives - Fair Value	0	10,364
Interest income (expense)	(466)	(8,349)	(5,030)
Unrealized fair value gain (loss)	40,614	19,802	(19,868)
Foreign currency swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	0	71
Liability Derivatives - Fair Value	10	0
Unrealized fair value gain (loss)	113	(257)	519
Realized gain (loss)	(194)	60	71
Bunker derivatives
Derivative [Line Items]
Asset Derivatives - Fair Value	265	0
Liability Derivatives - Fair Value	1,303	0
Unrealized fair value gain (loss)	(1,038)	(170)	157
Realized gain (loss)	1,518	410	(2,193)
Forward freight agreements
Derivative [Line Items]
Asset Derivatives - Fair Value	0	0
Liability Derivatives - Fair Value	0	0
Realized gain (loss)	(579)	18,969	10,207
Options	$ 0	$ 0	$ (1,313)